Consolidated Statement of Comprehensive Income (Parenthetical) (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Foreign currency translation, tax (expense)/benefit	$ 9	$ 3	$ (73)
Current year actuarial gain (loss), tax (expense)/benefit	372	1,276	214
Amortization of actuarial (gain) loss, tax (expense)/benefit	(243)	(221)	(173)
Current year prior service credit (cost), tax (expense)/benefit	(12)	(51)	3
Amortization of prior service (credit) cost, tax (expense)/benefit	17	11	12
Amortization of transition (asset) obligation, tax (expense)/benefit	(1)	(1)	(1)
Derivative financial instruments, Gains (losses) deferred, tax (expense)/benefit	29	12	29
Derivative financial instruments, Gains (losses) reclassified to earnings, tax (expense)/benefit	(10)	21	(18)
Available-for-sale securities, Gains (losses) deferred, tax (expense)/benefit	(13)	2	(25)
Available-for-sale securities, (Gains) losses reclassifed to earnings, tax (expense)/benefit	$ 1	$ (1)	$ 2